LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2020	Nominal Interest Rate	Year of Maturity	December 31, 2020	December 31, 2019
Senior unsecured credit facilities(1)(3)(4)	4,138	1.61(2)	Various(1)	1,530	2,097
Senior unsecured notes series A	—	5.57	2020	—	74
Senior unsecured notes series C	—	5.58	2020	—	199
Senior unsecured medium-term notes series 1	250	4.89	2021	250	250
Senior unsecured medium-term notes series 2	450	3.77	2022	449	449
Senior unsecured medium-term notes series 3	450	4.75	2043	447	446
Senior unsecured medium-term notes series 4	600	4.81	2044	597	596
Senior unsecured medium-term notes series 5	450	3.54	2025	449	449
Senior unsecured medium-term notes series 6	500	4.24	2027	498	498
Senior unsecured medium-term notes series 7	600	3.71	2026	603	498
Senior unsecured medium-term notes series 8	650	2.99	2024	647	646
Senior unsecured medium-term notes series 9	550	4.74	2047	542	542
Senior unsecured medium-term notes series 10	650	4.02	2028	661	398
Senior unsecured medium-term notes series 11	800	4.75	2048	842	298
Senior unsecured medium-term notes series 12	650	3.62	2029	654	398
Senior unsecured medium-term notes series 13	700	4.54	2049	713	714
Senior unsecured medium-term notes series 14	600	2.56	2023	599	598
Senior unsecured medium-term notes series 15	600	3.31	2030	597	597
Senior unsecured medium-term notes series 16	400	4.67	2050	397	—
Senior unsecured medium-term notes series 3A	50	5.05	2022	51	52
Senior unsecured medium-term notes series 5A	350	3.43	2021	350	353
Total interest bearing liabilities				10,876	10,152
Less current portion				(600)	(74)
Total non-current				10,276	10,078
(1)    Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures in May 2024, a $500 million non-revolving term loan that matures in August 2022, a $800 million revolving facility that matures in April 2022, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $20 million operating facility that matures in May 2021, which is typically renewed on an annual basis.
(2)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2020. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2020 (December 31, 2019: U.S. $454 million).
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 27 for foreign exchange risk management.